Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2021	Apr. 27, 2021	Dec. 31, 2020	Dec. 31, 2017	Nov. 29, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value					$ 0.0001
Ordinary shares, shares authorized				372,138,271
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	420,674,280		420,674,280
Ordinary shares, shares issued	229,831,213		227,831,213
Ordinary shares, shares outstanding	206,506,455		224,771,083
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	79,325,720		79,325,720
Ordinary shares, shares issued	72,978,677	2,000,000	74,978,677
Ordinary shares, shares outstanding	72,978,677		74,978,677
Parent Company [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	420,674,280		420,674,280
Ordinary shares, shares issued	229,831,213		227,831,213
Ordinary shares, shares outstanding	206,506,455		224,771,083
Parent Company [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	79,325,720		79,325,720
Ordinary shares, shares issued	72,978,677		74,978,677
Ordinary shares, shares outstanding	72,978,677		74,978,677